UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                      ________

                                    FORM N-Q
                                      ________

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                    INVESTMENT COMPANY ACT FILE NUMBER 811-5900

                                EXPEDITION FUNDS
               (Exact name of registrant as specified in charter)
                                      ________


                              15 South 20th Street
                            Birmingham, Alabama 35233
               (Address of principal executive offices) (Zip code)

                                Expedition Funds
                       State Street Bank and Trust Company
                               225 Franklin Street
                           Boston Massachusetts 02110
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-992-2085

                     DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                      DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS
EXPEDITION EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                       VALUE
                    DESCRIPTION                       SHARES           (000)
____________________________________________________________________________________

COMMON STOCK - 99.3%
   AEROSPACE & DEFENSE - 2.8%
   United Technologies                                50,400        $    4,712
-------------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                             4,712
-------------------------------------------------------------------------------------
   BANKS - 2.1%
   Bank of America                                    40,000             3,400
-------------------------------------------------------------------------------------
   TOTAL BANKS                                                           3,400
-------------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 2.5%
   Gannett                                            20,600             1,713
   Omnicom Group                                      20,800             1,498
   UTStarcom*                                         55,000             1,004
-------------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                          4,215
-------------------------------------------------------------------------------------
   BROKER/DEALERS - 8.7%
   Citigroup                                          87,000             3,836
   Goldman Sachs Group                                40,000             3,527
   JP Morgan Chase                                   100,000             3,733
   Morgan Stanley                                     67,500             3,330
-------------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                 14,426
-------------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT - 2.6%
   L-3 Communications Holdings                        69,530             4,252
-------------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                        4,252
-------------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 8.0%
   Affiliated Computer Services, Cl A*                55,000             2,854
   Cisco Systems*                                    118,500             2,472
   Dell*                                              74,000             2,625
   Intel                                             107,500             2,621
   International Business Machines                    30,000             2,612
-------------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                           13,184
-------------------------------------------------------------------------------------
   COSMETICS/TOILETRIES - 4.2%
   Gillette                                           80,000             3,118
   Procter & Gamble                                   72,000             3,755
-------------------------------------------------------------------------------------
   TOTAL COSMETICS/TOILETRIES                                            6,873
-------------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 2.3%
   American Express                                   76,000             3,819
-------------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  3,819
-------------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 5.2%
   Fortune Brands                                     40,000             2,887
   General Electric                                  171,000             5,686
-------------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                       8,573
-------------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.7%
   Exelon                                            130,000             4,537
-------------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             4,537
-------------------------------------------------------------------------------------
   ENTERTAINMENT - 1.0%
   Harrah's Entertainment                             34,000             1,581
-------------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                   1,581
-------------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 7.2%
   Anheuser-Busch                                     62,000             3,218
   Constellation Brands, Cl A*                       100,000             3,788
   PepsiCo                                            48,000             2,400
   Sysco                                              71,000             2,446
-------------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                       11,852
-------------------------------------------------------------------------------------
   INSURANCE - 7.1%
   Allstate                                           85,000             4,002

-------------------------------------------------------------------------------------
1                                                                  JULY 31, 2004


EXPEDITION EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                       VALUE
                    DESCRIPTION                       SHARES           (000)
____________________________________________________________________________________
   American International Group                       55,000        $    3,886
   Lincoln National                                   90,400             3,950
-------------------------------------------------------------------------------------
   TOTAL INSURANCE                                                      11,838
-------------------------------------------------------------------------------------
   MACHINERY - 2.3%
   Caterpillar                                        52,000             3,822
-------------------------------------------------------------------------------------
   TOTAL MACHINERY                                                       3,822
-------------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 11.9%
   Amgen*                                             52,000             2,958
   CR Bard                                            51,000             2,815
   Invitrogen*                                        35,000             1,837
   Johnson & Johnson                                  47,000             2,598
   Mylan Laboratories                                126,000             1,867
   Quest Diagnostics                                  22,800             1,871
   St. Jude Medical*                                  25,000             1,703
   UnitedHealth Group                                 65,000             4,089
-------------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                    19,738
-------------------------------------------------------------------------------------
   METALS-ALUMINUM - 1.6%
   Alcoa                                              85,000             2,723
-------------------------------------------------------------------------------------
   TOTAL METALS-ALUMINUM                                                 2,723
-------------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 1.8%
   First Data                                         67,000             2,989
-------------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                 2,989
-------------------------------------------------------------------------------------
   PETROLEUM REFINING - 6.5%
   Apache                                             84,000             3,909
   ConocoPhillips                                     55,000             4,332
   Schlumberger                                       40,000             2,573
-------------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                             10,814
-------------------------------------------------------------------------------------
   PHARMACEUTICALS - 2.4%
   Pfizer                                            125,500             4,011
-------------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                 4,011
-------------------------------------------------------------------------------------
   RETAIL - 7.7%
   Best Buy                                           40,000             1,926
   CVS                                                80,000             3,350
   Home Depot                                         50,000             1,686
   Staples                                           102,000             2,946
   Target                                             64,000             2,790
-------------------------------------------------------------------------------------
   TOTAL RETAIL                                                         12,698
-------------------------------------------------------------------------------------
   SEMI-CONDUCTORS/INSTRUMENTS - 3.2%
   Applied Materials*                                 90,000             1,527
   Flextronics*                                      100,000             1,257
   PerkinElmer                                       144,000             2,532
-------------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS                                     5,316
-------------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 2.6%
   Microsoft                                         110,000             3,130
   Veritas Software*                                  63,000             1,201
-------------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                          4,331
-------------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 2.9%
   Nextel Communications, Cl A*                      120,000             2,731
   SBC Communications                                 84,600             2,144
-------------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                 4,875
-------------------------------------------------------------------------------------
   TOTAL COMMON STOCK                                                  164,579
     (COST $152,231)
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
2                                                                  JULY 31, 2004


EXPEDITION EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                        VALUE
                    DESCRIPTION                        SHARES           (000)
____________________________________________________________________________________

RELATED PARTY MONEY MARKET FUND - 0.8%
   Expedition Money Market Fund+                      1,377,282     $    1,377
-------------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND                                 1,377
     (COST $1,377)
-------------------------------------------------------------------------------------

   TOTAL INVESTMENTS - 100.1%
     (COST $153,608)                                                $  165,956
-------------------------------------------------------------------------------------

Percentages are based on Net Assets of $165,778,135.
* Non-income producing security.
+ Pursuant to an exemptive order issued by the Securities and Exchange
Commission, the Fund may invest in the Expedition Money Market Fund or the Expedition Tax-Free Money Market Fund (the "Money Market Funds"), provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
Cl -- Class



At July 31, 2004, the tax basis cost of the Fund's investments was (000)
$154,776, and the unrealized appreciation and depreciation were (000) $20,553 and $(9,373), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



-------------------------------------------------------------------------------------
3                                                                  JULY 31, 2004

EXPEDITION EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                        VALUE
                    DESCRIPTION                       SHARES            (000)
-------------------------------------------------------------------------------------
COMMON STOCK - 98.9%
   AEROSPACE & DEFENSE - 4.1%
   General Dynamics                                   2,000         $    198
   United Technologies                                2,000              187
-------------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                             385
-------------------------------------------------------------------------------------
   AIR TRANSPORTATION - 0.9%
   FedEx                                              1,000               82
-------------------------------------------------------------------------------------
   TOTAL AIR TRANSPORTATION                                               82
-------------------------------------------------------------------------------------
   BANKS - 14.2%
   Bank of America                                    2,000              170
   Bank of New York                                   7,500              215
   BB&T                                               5,000              194
   Keycorp                                            6,500              196
   Regions Financial                                  3,500              104
   Wachovia                                           5,000              222
   Wells Fargo                                        3,750              215
-------------------------------------------------------------------------------------
   TOTAL BANKS                                                         1,316
-------------------------------------------------------------------------------------
   BROKER/DEALERS - 5.0%
   Goldman Sachs Group                                2,000              176
   Merrill Lynch                                      3,250              162
   Morgan Stanley                                     2,500              123
-------------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                  461
-------------------------------------------------------------------------------------
   CHEMICALS - 3.3%
   EI Du Pont de Nemours                              3,500              150
   PPG Industries                                     2,700              159
-------------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                       309
-------------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 3.1%
   Hewlett-Packard                                    7,000              141
   International Business Machines                    1,700              148
-------------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                            289
-------------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 6.9%
   Alliance Capital Management Holding                5,250              176
   Citigroup                                          6,250              275
   JP Morgan Chase                                    5,000              187
-------------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                  638
-------------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING - 8.2%
   Fortune Brands                                     4,000              289
   General Electric                                   9,750              324
   Johnson Controls                                   2,600              147
-------------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                       760
-------------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 6.1%
   Centerpoint Energy                                15,000              174
   Exelon                                             7,000              244
   Southern                                           5,000              147
-------------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             565
-------------------------------------------------------------------------------------
   ENTERTAINMENT - 2.5%
   Harrah's Entertainment                             5,000              232
-------------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                   232
-------------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO - 1.9%
   Adolph Coors, Cl B                                 2,500              172
-------------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                        172
-------------------------------------------------------------------------------------
   GAS/NATURAL GAS - 1.6%
   Kinder Morgan Energy Partners                      3,500              152
-------------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                                 152
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
1                                                                JULY 31, 2004


EXPEDITION EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                        VALUE
                    DESCRIPTION                       SHARES            (000)
------------------------------------------------------------------------------------
   INSURANCE - 5.4%
   ACE Ltd.                                           5,500         $    223
   American International Group                       4,000              283
-------------------------------------------------------------------------------------
   TOTAL INSURANCE                                                       506
-------------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 1.3%
   Quest Diagnostics                                  1,500              123
-------------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                     123
-------------------------------------------------------------------------------------
   METALS - 1.5%
   Alcan                                              3,500              139
-------------------------------------------------------------------------------------
   TOTAL METALS                                                          139
-------------------------------------------------------------------------------------
   MISCELLANEOUS BUSINESS SERVICES - 1.7%
   First Data                                         3,500              156
-------------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                 156
-------------------------------------------------------------------------------------
   PETROLEUM REFINING - 10.4%
   Anadarko Petroleum                                 4,400              263
   ChevronTexaco                                      2,250              215
   Exxon Mobil                                        7,500              347
   Royal Dutch Petroleum                              2,800              141
-------------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                              966
-------------------------------------------------------------------------------------
   PHARMACEUTICALS - 2.1%
   Abbott Laboratories                                5,000              197
-------------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                 197
-------------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS - 1.0%
   Crescent Real Estate Equity                        6,000               94
-------------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                    94
-------------------------------------------------------------------------------------
   RETAIL - 8.9%
   CVS                                                5,500              230
   Pier 1 Imports                                     5,400               97
   Wal-Mart Stores                                    4,000              212
   Yum! Brands                                        7,500              288
-------------------------------------------------------------------------------------
   TOTAL RETAIL                                                          827
-------------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING - 1.7%
   Microsoft                                          5,500              157
-------------------------------------------------------------------------------------
   TOTAL SOFTWARE & PROGRAMMING                                          157
-------------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 7.1%
   Alltel                                             3,000              156
   BellSouth                                          5,500              149
   Nokia ADR                                          8,000               93
   SBC Communications                                 4,200              107
   Verizon Communications                             4,000              154
-------------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                 659
-------------------------------------------------------------------------------------
   TOTAL COMMON STOCK                                                  9,185
     (COST $8,280)
-------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 1.2%
   Expedition Money Market Fund+                    116,091              116
-------------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND                                 116
     (COST $116)
-------------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.1%
     (COST $8,396)                                                  $  9,301
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
2                                                                JULY 31, 2004


EXPEDITION EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)


Percentages are based on Net Assets of $9,291,327.
+ Pursuant to an exemptive order issued by the Securities and Exchange
Commission, the Fund may invest in the Expedition Money Market Fund or the Expedition Tax-Free Money Market Fund (the "Money Market Funds"), provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
ADR -- American Depository Receipt
Cl -- Class
Ltd. -- Limited



At July 31, 2004, the tax basis cost of the Fund's investments was (000) $8,426, and the unrealized appreciation and depreciation were (000) $1,073 and $(198), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


-------------------------------------------------------------------------------------
3                                                                JULY 31, 2004

EXPEDITION INVESTMENT GRADE BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                      FACE AMT.         VALUE
                   DESCRIPTION                         (000)            (000)
____________________________________________________________________________________
CORPORATE OBLIGATIONS - 37.1%
   BANKS - 3.0%
   Bank of America
        5.875%, 02/15/09                          $    1,000         $   1,070
   Bank One
        6.000%, 08/01/08                               2,000             2,143
-------------------------------------------------------------------------------------
   TOTAL BANKS                                                           3,213
-------------------------------------------------------------------------------------
   BROKER/DEALERS - 5.1%
   Goldman Sachs Group
        6.600%, 01/15/12                               2,000             2,178
   Merrill Lynch
        6.375%, 10/15/08                               1,000             1,084
   Morgan Stanley
        6.750%, 04/15/11                               2,000             2,200
-------------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                  5,462
-------------------------------------------------------------------------------------
   CHEMICALS - 2.1%
   EI Du Pont de Nemours
        6.875%, 10/15/09                               2,000             2,245
-------------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                       2,245
-------------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 1.9%
   International Business Machines
        4.750%, 11/29/12                               2,000             1,976
-------------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                            1,976
-------------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 10.0%
   American Express
        4.875%, 07/15/13                               2,000             1,965
   General Electric Capital, Ser A, MTN
        7.375%, 01/19/10                               3,000             3,420
   General Motors Acceptance
        6.150%, 04/05/07                               2,000             2,095
   Household Finance
        6.375%, 10/15/11                               1,000             1,079
   Wells Fargo Financial
        5.875%, 08/15/08                               2,000             2,158
-------------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                 10,717
-------------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.0%
   Alabama Power, Ser G
        5.375%, 10/01/08                               2,000             2,095
-------------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                             2,095
-------------------------------------------------------------------------------------
   PHARMACEUTICALS - 1.8%
   Abbott Laboratories
        3.500%, 02/17/09                               2,000             1,951
-------------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                                 1,951
-------------------------------------------------------------------------------------
   RETAIL - 8.3%
   Lowe's
        8.250%, 06/01/10                               2,000             2,387
   Target
        5.875%, 11/01/08                               2,000             2,147
        4.000%, 06/15/13                               1,000               929
   Wal-Mart Stores
        6.875%, 08/10/09                               3,000             3,364
-------------------------------------------------------------------------------------
   TOTAL RETAIL                                                          8,827
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
1                                                                  JULY 31, 2004


EXPEDITION INVESTMENT GRADE BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                      FACE AMT.         VALUE
                   DESCRIPTION                         (000)            (000)
____________________________________________________________________________________
   TELEPHONES & TELECOMMUNICATIONS - 2.9%
   SBC Communications
        5.875%, 02/01/12                          $    1,000         $   1,043
   Verizon Wireless
        5.375%, 12/15/06                               2,000             2,090
-------------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                 3,133
-------------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS                                          39,619
     (COST $36,732)
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.3% FHLB
        5.250%, 06/18/14                               2,000             2,040
        3.125%, 08/15/07                               3,000             2,974
   FHLB, Ser 100
        5.800%, 09/02/08                               2,000             2,142
   FHLB, Ser 363
        4.500%, 11/15/12                               3,000             2,936
   FHLMC
        7.000%, 03/15/10                               3,000             3,411
        6.625%, 09/15/09                               3,000             3,345
        4.875%, 11/15/13                               2,000             1,993
   FNMA
        7.250%, 01/15/10                               2,500             2,864
        5.500%, 03/15/11                               3,000             3,169
        5.250%, 01/15/09                               3,000             3,158
-------------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (COST $26,463)                                                     28,032
-------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 24.4%
   U.S. Treasury Notes
        7.000%, 07/15/06                               1,000             1,082
        6.500%, 10/15/06                               2,000             2,158
        6.500%, 02/15/10                               1,000             1,132
        6.125%, 08/15/07                               3,000             3,259
        6.000%, 08/15/09                               3,000             3,313
        5.625%, 05/15/08                               2,000             2,159
        5.500%, 05/15/09                               3,000             3,247
        5.000%, 02/15/11                                 500               528
        4.875%, 02/15/12                               2,000             2,084
        4.750%, 05/15/14                               2,000             2,042
        4.250%, 08/15/13                               3,000             2,961
        3.875%, 05/15/09                               2,000             2,020
-------------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $24,172)                                                     25,985
-------------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 7.0%
   FHLMC, Gold Pool #E00532
        6.500%, 02/01/13                                 144               152
   FHLMC, Gold Pool #E00543
        6.000%, 04/01/13                                 332               348
   FHLMC, Gold Pool #E00584
        6.000%, 11/01/13                                 486               509
   FHLMC, Gold Pool #E00832
        7.500%, 04/01/15                                 187               199
   FHLMC, Gold Pool #E00856
        7.500%, 06/01/15                                 189               201
   FNMA, Pool #535966
        7.000%, 05/01/16                                 493               524
   FNMA, Pool #614934
        6.000%, 12/01/16                               1,515             1,584
   GNMA, Pool #552999
        5.000%, 01/15/18                               3,908             3,976
-------------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
     (COST $7,393)                                                       7,493
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
2                                                                  JULY 31, 2004


EXPEDITION INVESTMENT GRADE BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      FACE AMT.         VALUE
                   DESCRIPTION                      (000)/SHARES        (000)
____________________________________________________________________________________

ASSET-BACKED SECURITIES - 3.2%
   MBNA Master Credit Card Trust, Ser 1999-J, Cl A
        7.000%, 02/15/12
                                                  $    3,000         $   3,372
-------------------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
     (COST $3,138)                                                       3,372
-------------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND - 1.0%
   Expedition Money Market Fund+                   1,029,500             1,030
-------------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
     (COST $1,030)                                                       1,030
-------------------------------------------------------------------------------------

   TOTAL INVESTMENTS - 99.0%
     (COST $98,928)                                                  $ 105,531
____________________________________________________________________________________


Percentages are based on Net Assets of $106,639,805.
+ Pursuant to an exemptive order issued by the Securities and Exchange
Commission, the Fund may invest in the Expedition Money Market Fund or the Expedition Tax-Free Money Market Fund (the "Money Market Funds"), provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
Ser -- Series



At July 31, 2004, the tax basis cost of the Fund's investments was (000)
$98,928, and the unrealized appreciation and depreciation were (000) $6,830 and $(227), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


-------------------------------------------------------------------------------------
3                                                                  JULY 31, 2004

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)



                                                      FACE AMT.        VALUE
                   DESCRIPTION                         (000)           (000)
------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.5%
   ALABAMA - 12.3%
   Alabama State, Municipal Electric Authority,
     Power Supply RB, Ser A, MBIA
        5.000%, 09/01/33                          $   1,000        $      999
   Alabama State, Public School & College
     Authority, Capital Improvements RB, Ser D
        5.750%, 08/01/19                              1,150             1,273
   Birmingham, Capital Improvement Warrants GO,
     Ser A
        5.550%, 08/01/21                              1,000             1,077
   Montgomery, Warrants GO, Ser A
        5.100%, 10/01/09                              1,000             1,073
   Phoenix City, School Warrants GO, AMBAC
        5.650%, 08/01/21                              1,000             1,088
   Tuscaloosa, Warrants
        5.650%, 01/01/17                              1,000             1,100
   University of Alabama RB, Ser A, MBIA
        5.000%, 07/01/12                              1,000             1,087
------------------------------------------------------------------------------------
   TOTAL ALABAMA                                                        7,697
------------------------------------------------------------------------------------
   ALASKA - 1.6%
   Anchorage, Alaska, RB, MBIA
        5.125%, 05/01/29                              1,000             1,006
------------------------------------------------------------------------------------
   TOTAL ALASKA                                                         1,006
------------------------------------------------------------------------------------
   CALIFORNIA - 12.8%
   California State GO, FGIC
        5.250%, 09/01/30                              1,280             1,297
   Los Angeles School District GO, Ser 1997-E,
     MBIA
        5.125%, 01/01/27                              1,000             1,012
   Menlo Park, GO
        5.250%, 08/01/27                              1,000             1,025
   San Diego School District GO, Ser 1998-D, FGIC
        5.250%, 07/01/24                              1,000             1,044
   San Gabriel School District GO, Ser A, FSA
        5.375%, 08/01/21                                500               533
   Southern California, Metropolitan Water
     District RB, Ser A
        5.100%, 07/01/25                              1,000             1,016
   University of California, Multiple Purpose
     Projects RB, Ser M, FGIC
        5.125%, 09/01/22                              1,000             1,035
        5.125%, 09/01/23                              1,000             1,029
------------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                     7,991
------------------------------------------------------------------------------------
   COLORADO - 3.4%
   Denver, City and County GO, Ser B
        5.625%, 08/01/07                              1,000             1,088
   La Plata County School District GO, MBIA
        5.250%, 11/01/25                              1,000             1,032
------------------------------------------------------------------------------------
   TOTAL COLORADO                                                       2,120
------------------------------------------------------------------------------------
   FLORIDA - 4.3%
   Florida State, Board of Education Capital
     Outlay GO, Ser A, Pre-Refunded @ 101 (A)
        5.650%, 01/01/09                                500               514
   Florida State, Department of Transportation
     GO, Right of Way Project, Ser B
        5.500%, 07/01/11                              1,000             1,083
   Palm Beach County GO, Ser A
        5.450%, 08/01/13                              1,000             1,085
------------------------------------------------------------------------------------
   TOTAL FLORIDA                                                        2,682
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
1                                                                  JULY 31, 2004

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      FACE AMT.        VALUE
                   DESCRIPTION                         (000)           (000)
------------------------------------------------------------------------------------
   GEORGIA - 3.5%
   Georgia State GO, Ser B
        4.000%, 03/01/10                          $   1,000        $    1,039
        6.000%, 03/01/12                              1,000             1,159
------------------------------------------------------------------------------------
   TOTAL GEORGIA                                                        2,198
------------------------------------------------------------------------------------
   HAWAII - 1.8%
   Hawaii State GO, Ser CO, FGIC
        6.000%, 03/01/08                              1,000             1,113
------------------------------------------------------------------------------------
   TOTAL HAWAII                                                         1,113
------------------------------------------------------------------------------------
   ILLINOIS - 2.1%
   Chicago, Project & Refunding GO, Ser C, FGIC
        5.500%, 01/01/19                              1,180             1,274
------------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                       1,274
------------------------------------------------------------------------------------
   KANSAS - 1.7%
   Kansas State, Department of Transportation RB,
     Ser A
        5.000%, 09/01/06                              1,000             1,059
------------------------------------------------------------------------------------
   TOTAL KANSAS                                                         1,059
------------------------------------------------------------------------------------
   MASSACHUSETTS - 5.3%
   Massachusetts Bay Transportation Authority RB,
     Ser A
        5.000%, 07/01/28                              1,000               997
   Massachusetts State, Consolidated Loan GO, Ser
     A Pre-Refunded @ 101 (A)
        6.000%, 02/01/13                              1,000             1,151
        6.000%, 02/01/14                              1,000             1,151
------------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                  3,299
------------------------------------------------------------------------------------
   MINNESOTA - 0.8%
   Minnesota State, Public Facilities Authority
     RB, Water Pollution Control, Ser A
        6.000%, 03/01/09                                500               512
------------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                        512
------------------------------------------------------------------------------------
   NEW HAMPSHIRE - 1.7%
   New Hampshire State RB, MBIA
        5.250%, 08/15/19                              1,000             1,078
------------------------------------------------------------------------------------
   TOTAL NEW HAMPSHIRE                                                  1,078
------------------------------------------------------------------------------------
   NEW JERSEY - 1.8%
   New Jersey State GO, Ser F
        5.500%, 08/01/11                              1,000             1,119
------------------------------------------------------------------------------------
   TOTAL NEW JERSEY                                                     1,119
------------------------------------------------------------------------------------
   NEW YORK - 11.2%
   Brookhaven GO, FGIC
        5.500%, 10/01/13                                500               547
   Metropolitan Transportation Authority RB,
     Ser F, MBIA
        5.250%, 11/15/27                              1,000             1,026
   New York City GO, Ser C, MBIA
        5.375%, 11/15/17                              1,000             1,072
   New York City Transitional Authority RB,
     Ser C, FGIC
        5.250%, 08/01/14                              1,000             1,097
   New York State GO, Ser A, Pre-Refunded @ 101
     (A)
        5.875%, 03/15/15                              1,000             1,039
   New York State GO, Ser F
        5.250%, 09/15/13                                500               534
   New York State, Environmental Water Facilities
     RB, Pooled Financing Program, Ser F
        5.250%, 11/15/20                                500               532
   Triborough, Bridge & Tunnel Authority RB, Ser
     A, Pre-Refunded @ 100.5 (A)
        5.250%, 01/01/17                              1,000             1,110
------------------------------------------------------------------------------------
   TOTAL NEW YORK                                                       6,957
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
2                                                                  JULY 31, 2004

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                      FACE AMT.        VALUE
                   DESCRIPTION                         (000)           (000)
------------------------------------------------------------------------------------
   NORTH CAROLINA - 4.3%
   Charlotte, Water & Sewer Systems RB
        5.125%, 06/01/26                          $   1,000        $    1,019
   Winston-Salem, Water & Sewer Systems RB,
     Pre-Refunded @ 101 (A)
        5.250%, 06/01/21                              1,500             1,685
------------------------------------------------------------------------------------
   TOTAL NORTH CAROLINA                                                 2,704
------------------------------------------------------------------------------------
   OHIO - 2.6%
   Ohio State, Building Authority RB, State
     Facilities Adult Correctional Facilities,
     Ser A, FSA
        5.500%, 10/01/13                              1,000             1,113
   Pickerington, Local School District GO, FGIC
        5.250%, 12/01/20                                500               529
------------------------------------------------------------------------------------
   TOTAL OHIO                                                           1,642
------------------------------------------------------------------------------------
   PENNSYLVANIA - 1.7%
   Pennsylvania State, Intergovernmental
     Authority ST, Philadelphia Funding Project,
     FGIC
        5.250%, 06/15/15                              1,000             1,069
------------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                   1,069
------------------------------------------------------------------------------------
   SOUTH CAROLINA - 3.5%
   Greenville County, School District RB
        6.000%, 12/01/21                              1,000             1,107
   Lancaster County, School District GO, FSA
        5.100%, 03/01/15                              1,000             1,066
------------------------------------------------------------------------------------
   TOTAL SOUTH CAROLINA                                                 2,173
------------------------------------------------------------------------------------
   TEXAS - 9.6%
   Frisco, Independent School District GO, PSF
        5.125%, 08/15/30                              1,000             1,004
   Grand Prairie, Independent School District GO,
     FSA
        5.375%, 02/15/18                              1,000             1,083
   Lamar, Consolidated Independent School
     District GO, PSF
        5.500%, 02/15/15                                500               541
   Leander, Independent School District GO, PSF
        5.375%, 08/15/19                              1,000             1,058
   Mesquite, Independent School District GO, PSF
        5.500%, 08/15/21                              1,160             1,245
   Williamson County GO, FSA
        5.250%, 02/15/27                              1,040             1,061
------------------------------------------------------------------------------------
   TOTAL TEXAS                                                          5,992
------------------------------------------------------------------------------------
   UTAH - 1.7%
   Utah State, Intermountain Power Agency RB,
     ETM, Ser B, MBIA
        6.000%, 07/01/06                              1,000             1,078
------------------------------------------------------------------------------------
   TOTAL UTAH                                                           1,078
------------------------------------------------------------------------------------
   VIRGINIA - 6.2%
   Bristol Virginia Utility System RB, MBIA
        5.250%, 07/15/26                              1,850             1,903
   Newport News GO, Ser A, MBIA, Pre-Refunded @
     102 (A)
        5.625%, 07/01/15                                795               841
   Virginia, Commonwealth Transportation Board RB,
     Northern Virginia Transportation Program,
     Ser A
        5.500%, 05/15/15                              1,000             1,097
------------------------------------------------------------------------------------
   TOTAL VIRGINIA                                                       3,841
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
3                                                                  JULY 31, 2004

EXPEDITION TAX-FREE INVESTMENT
GRADE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                     FACE AMT.         VALUE
                   DESCRIPTION                     (000)/SHARES        (000)
------------------------------------------------------------------------------------
   WASHINGTON - 1.8%
   Washington State GO, Ser B
        6.000%, 01/01/13                          $   1,000        $    1,127
------------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                     1,127
------------------------------------------------------------------------------------
   WEST VIRGINIA - 1.8%
   West Virginia State GO, State Road Project,
     FGIC
        5.625%, 06/01/18                              1,000             1,100
------------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                  1,100
------------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS                                               60,831
     (COST $58,006)
------------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET FUND - 1.4%
   Expedition Tax-Free Money Market Fund+           885,536               886
------------------------------------------------------------------------------------
   TOTAL RELATED PARTY MONEY MARKET FUND
     (COST $886)                                                          886
------------------------------------------------------------------------------------

   TOTAL INVESTMENTS - 98.9%
     (COST $58,892)                                                $    61,717
____________________________________________________________________________________

Percentages are based on Net Assets of $62,382,531.
+ Pursuant to an exemptive order issued by the Securities and Exchange
Commission, the Fund may invest in the Expedition Money Market Fund or the Expedition Tax-Free Money Market Fund (the "Money Market Funds"), provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(A) Pre-Refunded Security - the maturity date shown is the pre-refunded date.
AMBAC -- American Municipal Bond Assurance Company
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
PSF -- Permanent School Fund Guarantee Program
RB -- Revenue Bond
Ser -- Series
ST -- Special Tax



At July 31, 2004, the tax basis cost of the Fund's investments was (000)
$58,874, and the unrealized appreciation and depreciation were (000) $2,901 and $(58), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


------------------------------------------------------------------------------------
4                                                                  JULY 31, 2004

EXPEDITION MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                     FACE AMT.        VALUE
                   DESCRIPTION                         (000)          (000)
----------------------------------------------------------------------------------
COMMERCIAL PAPER - 62.2%
   BROKER/DEALERS - 11.5%
   Bear Stearns
        1.210%, 08/13/04                          $   20,000      $   19,992
   Goldman Sachs
        1.120%, 08/24/04                              25,000          24,982
   Morgan Stanley
        1.300%, 08/02/04                              20,000          19,999
----------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                               64,973
----------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 19.5%
   American General Finance
        1.290%, 08/23/04                              10,000           9,992
        1.450%, 09/27/04                              12,000          11,972
   Caterpillar Financial Services
        1.300%, 08/19/04                               3,519           3,517
   Citigroup
        1.290%, 08/16/04                              10,000           9,995
        1.260%, 09/01/04                               2,000           1,998
        1.506%, 10/18/04                               3,000           2,990
   General Electric Capital
        1.410%, 09/13/04                              10,000           9,983
        1.423%, 09/14/04                              10,000           9,983
        1.440%, 09/20/04                              15,000          14,970
   Household Financial
        1.390%, 09/07/04                              15,000          14,979
   Toyota Motor Credit
        1.330%, 08/26/04                              10,000           9,991
        1.460%, 09/13/04                              10,000           9,982
----------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                              110,352
----------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 3.3%
   Southern
        1.330%, 08/23/04                               8,500           8,493
        1.340%, 09/03/04                              10,000           9,988
----------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                          18,481
----------------------------------------------------------------------------------
   FUNDING CORPORATIONS - 12.7%
   Falcon Asset Securitization
        1.300%, 08/05/04                               7,116           7,115
        1.310%, 08/16/04                              15,000          14,992
   Preferred Receivable Funding
        1.290%, 08/03/04                              10,000           9,999
        1.280%, 08/06/04                              15,000          14,997
   Receivables Capital
        1.280%, 08/09/04                              20,000          19,994
        1.370%, 08/24/04                               5,000           4,996
----------------------------------------------------------------------------------
   TOTAL FUNDING CORPORATIONS                                         72,093
----------------------------------------------------------------------------------
   LEASING & RENTING - 3.5%
   International Lease Finance
        1.330%, 08/25/04                              10,000           9,991
        1.380%, 09/08/04                              10,000           9,986
----------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                            19,977
----------------------------------------------------------------------------------
   PHARMACEUTICALS - 0.9%
   Pfizer
        1.140%, 10/13/04                               5,000           4,988
----------------------------------------------------------------------------------
   TOTAL PHARMACEUTICALS                                               4,988
----------------------------------------------------------------------------------
   SPECIAL PURPOSE ENTITY - 4.4%
   Three Pillars
        1.350%, 08/18/04                              10,000           9,994
        1.380%, 08/20/04                              10,500          10,492
        1.380%, 08/23/04                               4,624           4,620
----------------------------------------------------------------------------------
   TOTAL SPECIAL PURPOSE ENTITY                                       25,106
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
1                                                                  JULY 31, 2004


EXPEDITION MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                     FACE AMT.        VALUE
                   DESCRIPTION                         (000)          (000)
----------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS - 3.7%
   Verizon
        1.260%, 08/04/04                          $   11,000      $   10,999
        1.353%, 09/08/04                              10,000           9,986
----------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                              20,985
----------------------------------------------------------------------------------
   UTILITIES - 2.7%
   National Rural Utilities
        1.330%, 08/17/04                              10,000           9,994
        1.360%, 08/23/04                               5,000           4,996
----------------------------------------------------------------------------------
   TOTAL UTILITIES                                                    14,990
----------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER                                            351,945
     (COST $351,945)
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.7%
   FHLMC (A)
        1.050%, 08/23/04                              10,000           9,994
   FNMA (A)
        1.210%, 08/18/04                              10,000           9,994
        1.300%, 09/08/04                              10,000           9,986
        1.480%, 10/06/04                               5,000           4,987
        1.080%, 01/12/05                               5,000           4,960
        6.350%, 06/10/05                               2,033           2,106
   SLMA (B)
        1.390%, 09/16/04                              20,000          20,000
        1.519%, 10/21/04                              10,000          10,000
----------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (COST $72,027)                                                   72,027
----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 12.3%
   BANKS - 1.0%
   Bank of America
        7.875%, 05/16/05                               3,000           3,143
   Wachovia
        6.950%, 11/01/04                               2,535           2,570
----------------------------------------------------------------------------------
   TOTAL BANKS                                                         5,713
----------------------------------------------------------------------------------
   BROKER/DEALERS - 3.8%
   Bear Stearns
        6.625%, 10/01/04                               2,199           2,218
   Merrill Lynch
        6.000%, 11/15/04                               7,700           7,800
        6.000%, 07/15/05                               5,000           5,166
   Merrill Lynch, Ser B, MTN
        4.540%, 03/08/05                               6,000           6,111
----------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                               21,295
----------------------------------------------------------------------------------
   DIVERSIFIED FINANCIAL SERVICES - 2.9%
   Associates Corporation of North America, Ser
     G, MTN
        8.580%, 11/23/04                               5,000           5,108
   Citigroup
        4.125%, 06/30/05                               4,000           4,063
   General Electric Capital, Ser A, MTN
        4.250%, 01/28/05                               2,000           2,029
   Toyota Motor Credit
        4.050%, 11/30/04                               5,000           5,041
----------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                               16,241
----------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.3%
   Alabama Power, Ser N
        4.875%, 09/01/04                              12,985          13,023
----------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                          13,023
----------------------------------------------------------------------------------


----------------------------------------------------------------------------------
2                                                                  JULY 31, 2004


EXPEDITION MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                     FACE AMT.        VALUE
                   DESCRIPTION                    (000)/SHARES        (000)
----------------------------------------------------------------------------------
   LEASING & RENTING - 0.3%
   International Lease Finance, Ser M, MTN
        5.540%, 03/21/05                          $    2,000      $    2,052
----------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                             2,052
----------------------------------------------------------------------------------
   PRINTING & PUBLISHING - 0.8%
   Gannett
        4.950%, 04/01/05                               4,650           4,740
----------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                         4,740
----------------------------------------------------------------------------------
   UTILITIES - 1.2%
   National Rural Utilities
        5.500%, 01/15/05                               2,625           2,673
        6.125%, 05/15/05                               3,995           4,119
----------------------------------------------------------------------------------
   TOTAL UTILITIES                                                     6,792
----------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS                                        69,856
     (COST $69,856)
----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 1.8%
   Wells Fargo
        1.390%, 08/30/04                              10,000          10,000
----------------------------------------------------------------------------------
   TOTAL CERTIFICATES OF DEPOSIT                                      10,000
     (COST $10,000)
----------------------------------------------------------------------------------
MONEY MARKET FUND - 0.9%
   Financial Square Government Money Market Fund   4,964,267           4,964
----------------------------------------------------------------------------------
   TOTAL MONEY MARKET FUND                                             4,964
     (COST $4,964)
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 10.0%
   Deutsche Bank, 1.30% dated  07/30/04, to be
     repurchased on 08/02/04, repurchase price
     $56,322,101 (collateralized by U.S. Treasury
     obligations, total market value $57,442,592) $   56,316          56,316
----------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
     (COST $56,316)                                                   56,316
----------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.9%
     (COST $565,108)                                              $  565,108
----------------------------------------------------------------------------------
Percentages are based on Net Assets of $565,584,158.
(A) The rate reported is the effective yield at time of purchase.
(B) Variable Rate Security - the rate reported is the rate in effect on July 31, 2004.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
Ser -- Series
SLMA -- Student Loan Marketing Association
MTN -- Medium Term Note


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


----------------------------------------------------------------------------------
3                                                                  JULY 31, 2004

EXPEDITION TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                      FACE AMT.       VALUE
                   DESCRIPTION                         (000)          (000)
----------------------------------------------------------------------------------
MUNICIPAL BONDS - 101.1%
   ALABAMA - 0.8%
   Montgomery County, Special Care Financing
     Authority RB, VHA Incorporated Project,
     Ser H, AMBAC (A) (B)
        1.100%, 12/01/30                          $   1,200      $    1,200
----------------------------------------------------------------------------------
   TOTAL ALABAMA                                                      1,200
----------------------------------------------------------------------------------
   ARKANSAS - 0.7%
   Crossett, Pollution Control Revenue Authority
     RB, Pacific Corporation Project (A) (B) (C)
        1.080%, 08/01/04                              1,000           1,000
----------------------------------------------------------------------------------
   TOTAL ARKANSAS                                                     1,000
----------------------------------------------------------------------------------
   CALIFORNIA - 1.0%
   Anaheim, Multifamily Housing Finance RB,
     Heritage Village Apartments, Ser A,
     FNMA (A) (B)
        1.090%, 07/15/33                                300             300
   California Department Water Power Supply RB,
     Ser B-2 (A) (B) (C)
        1.130%, 05/01/22                                300             300
   Hemet Multifamily Housing RB, Sunwest
     Retirement, Ser A, FHLMC (A) (B)
        1.060%, 01/01/25                                900             900
----------------------------------------------------------------------------------
   TOTAL CALIFORNIA                                                   1,500
----------------------------------------------------------------------------------
   COLORADO - 5.2%
   Adams County Multi-Family Housing Revenue
     Authority RB, Hunters Cove Project,
     Ser A (A) (B)
        1.080%, 01/15/14                                700             700
   Arapahoe County, Water & Waste Authority RB,
     Ser A (A) (B) (C)
        1.180%, 12/01/33                              1,000           1,000
   Denver City & County, Multi-Family Housing
     Authority RB, Cottonwood Creek Project,
     Ser A (A) (B)
        1.080%, 04/15/14                              1,000           1,000
   Denver City & County, Multi-Family Housing
     Authority RB, Ogden Residences Project (A)
     (B) (C)
        1.110%, 12/01/29                              1,400           1,400
   SBC Metropolitan District GO (A) (B) (C)
        1.180%, 12/01/17                              1,900           1,900
   Thornton, Colorado, Multifamily Revenue RB,
     Quail Ridge Project, Ser A (A) (B) (C)
        1.080%, 04/01/10                              1,550           1,550
----------------------------------------------------------------------------------
   TOTAL COLORADO                                                     7,550
----------------------------------------------------------------------------------
   DELAWARE - 0.5%
   Delaware State, Economic Development Authority
     RB, School House Project (A) (B) (C)
        1.150%, 12/01/15                                750             750
----------------------------------------------------------------------------------
   TOTAL DELAWARE                                                       750
----------------------------------------------------------------------------------
   FLORIDA - 4.5%
   Florida Housing Finance Corporation RB,
     Lakeside North, FHLMC (A) (B)
        1.110%, 06/01/34                              1,530           1,530
   Florida State Multi-Family Housing Authority
     RB, Country Club Project, FHLMC (A) (B)
        1.150%, 12/01/12                              2,000           2,000
   Orange County, Industrial Development
     Authority RB, Orlando Hawaiian Motel
     (A) (B) (C)
        1.700%, 10/01/15                                690             690


----------------------------------------------------------------------------------
1                                                                  JULY 31, 2004


EXPEDITION TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                     FACE AMT.       VALUE
                   DESCRIPTION                        (000)          (000)
----------------------------------------------------------------------------------
   Palm Beach County RB, Jewish Community Campus
     Project (A) (B) (C)
        1.080%, 03/01/30                          $   1,800      $    1,800
   Pinellas County, Health Facilities Authority
     RB, Pooled Hospital Loan Program AMBAC
     (A) (B)
        1.120%, 12/01/15                                500             500
----------------------------------------------------------------------------------
   TOTAL FLORIDA                                                      6,520
----------------------------------------------------------------------------------
   GEORGIA - 8.2%
   Dalton, Utilities Authority RB, Ser A02, FSA
     (A) (B)
        1.150%, 01/01/12                              2,060           2,060
   Dekalb County, Development Authority RB,
     American Cancer Society (A) (B) (C)
        1.080%, 09/01/17                              1,200           1,200
   Dekalb County, Multi-Family Housing Authority
     RB, Winters Creek Apartments Project, FNMA
     (A) (B)
        1.080%, 06/15/25                                400             400
   Floyd County, Development Authority RB, Berry
     College Project (A) (B) (C)
        1.080%, 08/01/22                              2,600           2,600
   Fulton County, Multi-Family Housing Authority
     RB, Champions Green Apartment Project, Ser B
     (A) (B)
        1.080%, 10/01/25                                800             800
   Fulton County, Multi-Family Housing Authority
     RB, Hampton Hills Apartment Project, FHLMC
     (A) (B)
        1.080%, 06/01/23                                600             600
   Gwinnett, Wesleyan Development Authority RB,
     Wesley School Incorporated Project
     (A) (B) (C)
        1.080%, 03/01/21                                100             100
   Macon-Bibb County, Hospital Authority RB,
     Medical Center Project (A) (B) (C)
        1.080%, 07/01/28                              1,900           1,900
   Macon-Bibb County, Hospital Authority RB,
     Medical Control Center Project (A) (B) (C)
        1.080%, 12/01/18                              1,700           1,700
   Marietta Multi-Family Housing Authority RB,
     Winterset Apartments Project (A) (B) (C)
        1.080%, 02/01/26                                400             400
----------------------------------------------------------------------------------
   TOTAL GEORGIA                                                     11,760
----------------------------------------------------------------------------------
   IDAHO - 0.2%
   Idaho State, Health Facilities Authority RB,
     St. Lukes Regional Medical Center Project
     (A) (B) (C)
        1.100%, 05/01/22                                250             250
----------------------------------------------------------------------------------
   TOTAL IDAHO                                                          250
----------------------------------------------------------------------------------
   ILLINOIS - 12.1%
   Central Lake RB, Merlots, Ser B18, AMBAC
     (A) (B)
        1.150%, 05/01/20                                900             900
   Cook County GO, Merlots, Ser B11, AMBAC (A) (B)
        1.150%, 11/15/25                                500             500
   Illinois Educational Facilities Authority RB,
     Concordia University River Project (A) (B)
     (C)
        1.140%, 10/01/31                                850             850
   Illinois Educational Facilities Authority RB,
     Cultural Pooled Financing (A) (B) (C)
        1.080%, 07/01/29                              1,000           1,000
   Illinois Educational Facilities Authority RB,
     Art Institute of Chicago (A) (B)
        1.080%, 03/01/34                              2,000           2,000
   Illinois Educational Facilities Authority RB,
     Art Institute of Chicago Project (A) (B)
        1.080%, 03/01/27                              1,000           1,000
   Illinois Educational Facilities Authority RB,
     Cultural Pooled Financing (A) (B) (C)
        1.080%, 03/01/28                              1,200           1,200


----------------------------------------------------------------------------------
2                                                                  JULY 31, 2004


EXPEDITION TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                     FACE AMT.       VALUE
                   DESCRIPTION                        (000)          (000)
----------------------------------------------------------------------------------
   Illinois Education Facility Authority RB, Art
     Institute of Chicago (A) (B)
        1.080%, 03/01/27                          $   1,200      $    1,200
   Oakbrook Terrace, Industrial Development
     Authority RB, Oakbrook Terrace Atrium
     Project (A) (B) (C)
        1.350%, 12/01/25                              2,000           2,000
   Orland Park, Industrial Development  Authority
     RB, Ser A (A) (B) (C)
        1.450%, 12/28/04                                755             755
   Schaumburg GO, Ser B (A) (B)
        1.080%, 12/01/15                              1,700           1,700
   Winnebago & Boone County, Illinois School
     District No. 205, TAN
        2.270%, 10/28/04                              2,250           2,253
        2.280%, 10/29/04                              2,000           2,004
----------------------------------------------------------------------------------
   TOTAL ILLINOIS                                                    17,362
----------------------------------------------------------------------------------
   INDIANA - 7.8%
   Goshen Community Schools, TAN
        1.900%, 12/31/04                              2,490           2,494
   Goshen Community Schools, TRAN
        2.000%, 12/31/04                              1,000           1,002
   Indiana State, Educational Facilities
     Authority RB, Evansville University Project,
     Ser B (A) (B) (C)
        1.250%, 12/01/29                              2,000           2,000
   Indiana State, Health Facilities Financing
     Authority RB, Capital Access Project
     (A) (B) (C)
        1.070%, 04/01/13                              1,300           1,300
        1.070%, 01/01/20                              1,000           1,000
   Mishawaka, TAN
        1.480%, 12/31/04                              2,000           2,000
   Spencer Owen Independent Community Schools,
     TAN
        2.000%, 12/31/04                              1,500           1,505
----------------------------------------------------------------------------------
   TOTAL INDIANA                                                     11,301
----------------------------------------------------------------------------------
   IOWA - 2.8%
   Iowa Higher Education Loan Authority RB, Des
     Moines Project (A) (B) (C)
        1.150%, 10/01/24                                900             900
   Iowa Higher Education Loan Authority RB,
     Private College Facilities, Loras Project
     (A) (B) (C)
        1.100%, 11/01/30                                900             900
   Iowa Higher Education Loan Authority RB,
     Private College, Des Moines Project
     (A) (B) (C)
        1.150%, 10/01/33                                200             200
   Iowa State, Finance Authority RB, Carroll
     Kuemper Private School Project (A) (B) (C)
        1.150%, 06/01/28                              1,200           1,200
   Iowa State, Finance Authority RB, Drake
     University Project (A) (B) (C)
        1.150%, 07/01/31                                600             600
   Iowa State, Health Care Facilities Authority
     RB, Care Initiatives Project (A) (B) (C)
        1.150%, 11/01/32                                100             100
   Iowa State, Higher Education Loan Authority
     RB, Wartburg Project, (A) (B) (C)
        1.150%, 03/01/30                                100             100
----------------------------------------------------------------------------------
   TOTAL IOWA                                                         4,000
----------------------------------------------------------------------------------
   KANSAS - 3.3%
   Kansas State Development Finance Authority
     Lease RB (A) (B)
        1.100%, 12/01/34                              3,200           3,200
   Kansas State Development Finance Authority RB,
     Hays Medical Center, Ser N (A) (B) (C)
        1.150%, 05/15/26                                200             200


----------------------------------------------------------------------------------
3                                                                  JULY 31, 2004


EXPEDITION TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                     FACE AMT.        VALUE
                   DESCRIPTION                        (000)           (000)
----------------------------------------------------------------------------------
   Kansas State Development Finance Authority RB,
     Kansas Department Administration, Ser J1 (A)
     (B)
        1.100%, 12/01/18                          $   1,400      $    1,400
----------------------------------------------------------------------------------
   TOTAL KANSAS                                                       4,800
----------------------------------------------------------------------------------
   KENTUCKY - 6.2%
   Kentucky Asset Liability Commission, TRAN
        3.000%, 06/29/05                              2,500           2,532
   Kentucky Association of Counties Advance, TRAN
        3.000%, 06/30/05                              2,500           2,530
   Kentucky Rural Water Financial Construction RB
     (A) (B)
        1.050%, 10/01/06                              1,900           1,900
   Lexington-Fayette Urban County, Government
     Industrial Building Authority RB, American
     Horse Shows Association Project (A) (B) (C)
        1.250%, 12/01/18                              1,925           1,925
----------------------------------------------------------------------------------
   TOTAL KENTUCKY                                                     8,887
----------------------------------------------------------------------------------
   MASSACHUSETTS - 3.5%
   Chicopee Development Finance Authority BAN
        2.000%, 11/19/04                              3,536           3,544
   Hull BAN
        3.000%, 07/14/05                              1,500           1,519
----------------------------------------------------------------------------------
   TOTAL MASSACHUSETTS                                                5,063
----------------------------------------------------------------------------------
   MICHIGAN - 5.8%
   Dearborn Michigan School District GO (A) (B)
        3.000%, 05/01/05                              1,000           1,015
   Detroit Water Supply System RB, Ser B, MBIA
     (A) (B)
        1.080%, 07/01/23                              2,000           2,000
   Farmington Hills, Michigan Hospital Finance
     Authority RB, Botsford General Hospital,
     Ser B, MBIA (A) (B)
        1.150%, 02/15/16                                250             250
   Jackson County, Economic Development Authority
     RB, Thrifty Leoni Project (A) (B) (C)
        1.130%, 12/01/14                              1,000           1,000
   Michigan State Housing Development Authority
     RB, Courtyards of Taylor Project, Ser A,
     FNMA (A) (B)
        1.080%, 08/15/32                                500             500
   Michigan State Job Development Authority RB,
     East Lansing Residential Project (A) (B) (C)
        1.200%, 12/01/14                                900             900
   Michigan State University Hospital Revenue
     Authority RB, Ser A (A) (B)
        1.100%, 12/01/19                                475             475
   Northern University RB, FGIC (A) (B)
        1.100%, 06/01/31                                200             200
   Pinckney, Michigan Community Schools, State
     Aid Anticipation Notes
        1.500%, 08/20/04                              2,000           2,000
----------------------------------------------------------------------------------
   TOTAL MICHIGAN                                                     8,340
----------------------------------------------------------------------------------
   MINNESOTA - 1.5%
   Minneapolis & St. Paul, Housing &
     Redevelopment Authority RB, Childrens
     Healthcare System Project, Ser B, FSA (A) (B)
        1.100%, 08/15/25                              2,200           2,200
----------------------------------------------------------------------------------
   TOTAL MINNESOTA                                                    2,200
----------------------------------------------------------------------------------
   MISSOURI - 4.3%
   Clayton, Industrial Development Authority RB,
     Bailey Court Project (A) (B) (C)
        1.240%, 01/01/09                                500             500
   Kansas City, Industrial Development Authority
     RB, Bethesda Living Center Project, Ser A
     (A) (B) (C)
        1.110%, 08/01/31                              2,200           2,200


----------------------------------------------------------------------------------
4                                                                  JULY 31, 2004


EXPEDITION TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                    FACE AMT.       VALUE
                   DESCRIPTION                       (000)          (000)
____________________________________________________________________________________
   Missouri State, Health & Educational
     Facilities Authority RB, Drury College
     Project (A) (B) (C)
        1.150%, 08/15/24                          $     200      $      200
   Missouri State, Health & Educational
     Facilities Authority RB, Drury University
     Project (A) (B) (C)
        1.150%, 08/15/28                              1,000           1,000
   Missouri State, Health & Educational
     Facilities Authority RB, Saint Louis
     University Project, Ser B (A) (B)
        1.150%, 10/01/24                                300             300
   Missouri State, Health & Educational
     Facilities Authority RB, St. Louis
     University Project (A) (B)
        1.150%, 07/01/32                                100             100
   Missouri State, Health & Educational
     Facilities RN
        1.150%, 10/29/04                                945             945
   Saint Louis, Industrial Development Authority
     RB, Schnuck Markets Kirkwood Project (B) (C)
     (A)
        1.130%, 12/01/15                                900             900
----------------------------------------------------------------------------------
   TOTAL MISSOURI                                                     6,145
----------------------------------------------------------------------------------
   MONTANA - 1.0%
   Montana State, Board Investment RB, Municipal
     Finance Consolidated-Intercap Project (A) (B)
        1.250%, 03/01/25                              1,500           1,500
----------------------------------------------------------------------------------
   TOTAL MONTANA                                                      1,500
----------------------------------------------------------------------------------
   NEBRASKA - 0.2%
   Nebraska State, Educational Financial
     Authority, Creighton University Project RB
     (A) (B) (C)
        1.100%, 08/01/31                                300             300
----------------------------------------------------------------------------------
   TOTAL NEBRASKA                                                       300
----------------------------------------------------------------------------------
   NEW JERSEY - 0.9%
   New Jersey Health Care Facilities Authority RB
     (A) (B)
        5.750%, 08/01/11                              1,285           1,292
----------------------------------------------------------------------------------
   TOTAL NEW JERSEY                                                   1,292
----------------------------------------------------------------------------------
   OHIO - 6.1%
   American Municipal Power BAN
        1.300%, 08/05/04                                750             750
        1.250%, 12/02/04                              1,635           1,635
   American Municipal Power BAN, St. Mary's
     Project
        1.200%, 10/07/04                                830             830
   Cincinnati GO (A) (B)
        4.000%, 12/01/04                              1,205           1,217
   Clermont County, Economic Development
     Authority RB, John Q. Hammons Project
     (A) (B) (C)
        1.350%, 05/01/12                                630             630
   New Albany Ohio Community Authority RB
     (A) (B) (C)
        1.080%, 02/01/25                                800             800
   Ohio State Higher Education Facilities RB,
     Kenyon College Project (A) (B)
        1.130%, 08/01/33                                250             250
   Painesville Local School District BAN
        1.760%, 02/17/05                              1,000           1,002
   Stark County, BAN, Ser 2004-1
        1.550%, 11/15/04                                420             420
   Toledo Lucas County, Port Facilities Authority
     RB, Toledo Museum of Art Project (A) (B) (C)
        1.080%, 09/01/19                              1,200           1,200
----------------------------------------------------------------------------------
   TOTAL OHIO                                                         8,734
----------------------------------------------------------------------------------
   OKLAHOMA - 2.1%
   Tulsa, Industrial Development Authority
     RB,                  Ser A (A) (B)
        1.400%, 05/15/17                              1,000           1,000


----------------------------------------------------------------------------------
5                                                                  JULY 31, 2004


EXPEDITION TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)



                                                     FACE AMT.       VALUE
                   DESCRIPTION                        (000)          (000)
____________________________________________________________________________________
   Tulsa, Industrial Development Authority RB,
     Tulsa County Housing Fund Project (A) (B)
        1.180%, 10/01/32                          $   2,000      $    2,000
----------------------------------------------------------------------------------
   TOTAL OKLAHOMA                                                     3,000
----------------------------------------------------------------------------------
   PENNSYLVANIA - 7.5%
   Allegheny County RB, Industrial Development
     Authority, Jewish Home & Hospital Project,
     Ser B (A) (B) (C)
        1.100%, 10/01/26                              1,240           1,240
   Erie County Hospital Authority RB, Ser 820,
     MBIA        (A) (B)
        1.130%, 07/01/22                              2,900           2,900
   Lawrence County Industrial Development
     Authority RB, Villa Maria Project (A) (B) (C)
        1.100%, 07/01/33                              1,800           1,800
   Pennsylvania State, Economic Development
     Financing Authority RB, Philadelphia Area
     Project,                     Ser J3 (A) (B)
     (C)
        1.130%, 11/01/30                              3,100           3,100
   Philadelphia Authority Ingles House RB (A) (B)
        1.900%, 05/01/17                                500             500
   Philadelphia RB,  School for the Deaf Project
     (A) (B) (C)
        1.130%, 11/01/32                              1,000           1,000
   Philadelphia, Hospital & Higher Education
     Facilities Authority RB, Temple East
     Project, Ser B (A) (B) (C)
        1.100%, 06/01/14                                300             300
----------------------------------------------------------------------------------
   TOTAL PENNSYLVANIA                                                10,840
----------------------------------------------------------------------------------
   TENNESSEE - 0.8%
   Wilson County, Industrial Development Board
     RB, Hartmann Luggage Co. Project (A) (B)
        1.140%, 07/01/26                              1,100           1,100
----------------------------------------------------------------------------------
   TOTAL TENNESSEE                                                    1,100
----------------------------------------------------------------------------------
   TEXAS - 6.3%
   Austin GO, Public Imports (A) (B)
        6.000%, 09/01/04                                500             502
   Cypress-Fairbanks GO, Independent School
     District, Ser C-16 (A) (B)
        1.150%, 02/15/27                              2,400           2,400
   Garland, Health Facilities Authority RB,
     Chambrel Club Project, FNMA (A) (B)
        1.080%, 11/15/32                                600             600
   Houston Utilities System RB, Water & Sewer
     Revenue, MBIA (A) (B)
        1.150%, 05/15/27                              1,500           1,500
   Texas State TRAN
        2.000%, 08/31/04                              4,000           4,003
----------------------------------------------------------------------------------
   TOTAL TEXAS                                                        9,005
----------------------------------------------------------------------------------
   VERMONT - 1.0%
   Vermont State, Educational & Health Buildings
     Financing Authority RB, Capital Asset
     Financing Program, Ser 1 (A) (B) (C)
        1.180%, 06/01/22                              1,500           1,500
----------------------------------------------------------------------------------
   TOTAL VERMONT                                                      1,500
----------------------------------------------------------------------------------
   WASHINGTON - 2.0%
   Washington State GO, Ser A11, MBIA (A) (B)
        1.150%, 06/01/17                              1,390           1,390
   Washington State, Housing Finance Commission
     Non-Profit RB, Rockwood Retirement
     Community             (A) (B) (C)
        1.140%, 01/01/34                                200             200


----------------------------------------------------------------------------------
6                                                                  JULY 31, 2004


EXPEDITION TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)



                                                      FACE AMT.       VALUE
                   DESCRIPTION                         (000)          (000)
____________________________________________________________________________________
   Washington State, Housing Finance Commission
     Non- Profit RB, Tacoma Art Museum Project
     (A) (B) (C)
        1.150%, 06/01/32                          $     100      $      100
   Washington State, Housing Finance Commission
     Non-Profit RB, Vincent Depaul Project,
     Ser A, (A) (B) (C)
        1.070%, 02/01/31                              1,100           1,100
   Washington State, Housing Finance Commission
     Non-Profit RB, YMCA Columbia/Willamette
     Project         (A) (B) (C)
        1.130%, 08/01/24                                100             100
----------------------------------------------------------------------------------
   TOTAL WASHINGTON                                                   2,890
----------------------------------------------------------------------------------
   WEST VIRGINIA - 0.8%
   Putnam County, Industrial Development RB, FMC
     Corporation Project (A) (B) (C)
        1.200%, 10/01/11                              1,200           1,200
----------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                                                1,200
----------------------------------------------------------------------------------
   WISCONSIN - 3.5%
   West Salem School District, TRAN
        1.750%, 09/01/04                              1,400           1,401
   Wisconsin State, Health & Educational
     Facilities Authority RB, Mercy Health
     Systems Project, Ser C (A) (B) (C)
        1.110%, 08/15/23                              2,600           2,600
   Wisconsin State, Health & Educational
     Facilities Authority RB, Oakwood Village
     East Lutheran Homes Project, Ser B
     (A) (B) (C)
        1.110%, 08/15/30                              1,000           1,000
----------------------------------------------------------------------------------
   TOTAL WISCONSIN                                                    5,001
----------------------------------------------------------------------------------
   MULTI-STATE - 0.5%
   Greystone, Municipal Lease Certificate Trust
     Authority COP, Ser A (A) (B) (C)
        1.270%, 07/01/05                                295             295
   Greystone, Tax Exempt Certificate Trust
     Authority RB, Senior Certificate of
     Beneficial Ownership Project (A) (B) (C)
        1.210%, 05/01/28                                425             425
----------------------------------------------------------------------------------
   TOTAL MULTI-STATE                                                    720
----------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS                                            145,710
     (COST $145,710)
----------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 101.1%
     (COST $145,710)                                             $  145,710
----------------------------------------------------------------------------------
Percentages are based on Net Assets of $144,079,657.
(A) Floating rate security - the rate reported is the rate in effect on July 31, 2004.
(B) Put & Demand Feature - the date reported is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Notes
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Corporation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
RN -- Revenue Notes
Ser -- Series
TAN -- Tax Anticipation Notes
TRAN -- Tax & Revenue Anticipation Notes
VHA -- Veterans Housing Authority

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


----------------------------------------------------------------------------------
7                                                                  JULY 31, 2004

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, President

Date 09/20/04

By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden, Controller and CFO

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.